Losses per share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Summary of Loss Per Share

	Years Ended June 30,
	2022	2021	2020
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(14.08)	(16.33)	(14.74)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(14.08)	(16.33)	(14.74)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(14.08)	(16.33)	(14.74)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(14.08)	(16.33)	(14.74)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(91,347)	(98,811)	(77,940)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(91,347)	(98,811)	(77,940)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(91,347)	(98,811)	(77,940)

	2022 Number	2021 Number	2020 Number
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	648,899,589	605,064,036	528,821,630
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	648,899,589	605,064,036	528,821,630